Other Payables and Accruals	12 Months Ended
Dec. 31, 2019
Other Payables and Accruals
Other Payables and Accruals

8. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of
	December 31,
	2018	2019
Unearned revenue	26,684	27,916
Accrued off-hire	3,108	1,688
Accrued purchases	10,411	3,335
Accrued interest	14,402	12,393
Other accruals	6,066	6,238
Total	60,671	51,570

The unearned revenue of $27,916 represents monthly charter hires received in advance as of December 31, 2019 relating to January 2020 (December 31, 2018: $26,684).